Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jan. 01, 2012	Dec. 26, 2010	Apr. 03, 2011	Mar. 28, 2010	Mar. 29, 2009
Cash flows from operating activities:
Net income	$ 31,055	$ 6,799	$ 9,347	$ 15,142	$ 196
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	1,465	1,329	1,778	1,754	526
Loss (gain) on disposal of property and equipment	(160)	74	91	1	147
Amortization of debt discount to interest expense				13	51
Stock-based compensation expense	2,507	1,642	2,190	1,306	510
Change in fair value of warrant liability		4,025	4,025	6,363
Deferred income tax assets	175	393	489	(1,832)
Write-off of deferred offering costs		1,388	1,388
Changes in operating assets and liabilities:
Accounts receivable	(536)	(4,661)	(4,564)	(3,430)	(7,047)
Inventories	(851)	(6,571)	(10,896)	266	(3,748)
Prepaid expenses and other current assets	(585)	341	390	(1,526)	(338)
Other assets	(1,603)	(358)	(805)	173	(312)
Accounts payable	(2,297)	(1,707)	3,351	(370)	2,735
Accrued liabilities	4,393	2,215	1,124	2,318	663
Advances from customer		(16)	(16)		6,594
Net cash (used in) provided by operating activities	33,563	4,893	7,892	20,178	(23)
Cash flows from investing activities:
Purchase of property and equipment	(1,669)	(2,001)	(2,176)	(2,244)	(1,651)
Proceeds from the sale of property and equipment	188
Sale of available for sale investments	7,793	141	15,675
Purchase of available for sale investments	(8,025)	(5,233)	(10,062)	(14,898)
Changes in restricted time deposits		(88)	60	(114)	(64)
Net cash provided by (used in) investing activities	(1,713)	(7,181)	3,497	(17,256)	(1,715)
Cash flows from financing activities:
Proceeds from initial public offering net of underwriting commissions	69,750
Net proceeds from issuance of preferred stock	499				10,822
Proceeds from issuance of common stock	969	582	717	299	124
Offering costs	(1,717)	(1,388)	(1,388)
Proceeds from long-term debt and capital lease obligations		43	43	5	5
Payments of long-term debt and capital lease obligations	(19)	(353)	(360)	(778)	(1,626)
Payment of credit borrowings					(290)
Proceeds from refundable customer advances					4,000
Refund from refundable customer advances		(4,000)	(4,000)
Net cash provided by (used in) financing activities	69,482	(5,116)	(4,988)	(474)	13,035
Net increase (decrease) in cash and cash equivalents	101,332	(7,404)	6,401	2,448	11,297
Cash and cash equivalents:
Beginning of period	28,795	22,394	22,394	19,946	8,649
End of period	130,127	14,990	28,795	22,394	19,946
Supplemental disclosures of cash flow information:
Cash paid for interest	22	16	16	94	215
Cash paid for income taxes	6,586	6,235	7,735	1,874	2
Noncash investing and financing activities:
Unpaid accounts payable for property and equipment purchased	204	261	278	144	150
Unrealized gain (loss) from available for sale investments	4	24	10	(9)
Fixed assets acquired under capital leases	40	43	43	5	5
Non-cash settlement of advances from customers				4,393	2,201
Unpaid deferred offering costs	357	21	23
Reclassification of warrants from liabilities to equity		$ 11,877	$ 11,877